As filed with the Securities and Exchange Commission on April 29, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  November 30, 2013

Date of reporting period:  February 28, 2013

Item 1. Schedules of Investments.

PIA BBB BOND FUND
Schedule of Investments - February 28, 2013 (Unaudited)

Principal
Amount			Value
	CORPORATE BONDS	87.7%
	Agricultural Chemicals	1.7%
	Mosaic Co.
$3,160,000	3.75%, due 11/15/21		$3,326,971
	Potash Corp-Saskatchewan, Inc.
2,000,000	3.25%, due 12/1/17		2,169,336
490,000	5.625%, due 12/1/40		582,674
			6,078,981
	Agriculture	0.7%
	Bunge Limited Finance Corp.
1,925,000	8.50%, due 6/15/19		2,503,878
	Airlines	0.8%
	Continental Airlines, Inc.
617,268	5.983%, due 10/19/23		698,316
	Delta Air Lines, Inc.
766,948	7.75%, due 12/17/19		885,825
	US Airways
1,100,000	5.90%, due 4/1/26		1,226,500
			2,810,641
	Auto Parts	1.1%
	Advance Auto Parts, Inc.
1,600,000	5.75%, due 5/1/20		1,768,142
	Johnson Controls, Inc.
2,180,000	4.25%, due 3/1/21		2,391,288
			4,159,430
	Autos	1.8%
	Ford Motor Co.
900,000	7.45%, due 7/16/31		1,157,427
	Ford Motor Credit Co. LLC
3,500,000	7.00%, due 4/15/15		3,877,559
1,450,000	5.875%, due 8/2/21		1,656,579
			6,691,565
	Banks	4.0%
	Barclays Bank PLC
500,000	5.14%, due 10/14/20		531,220
	Capital One Financial Corp.
2,915,000	6.15%, due 9/1/16		3,364,064
	Citigroup, Inc.
1,350,000	5.50%, due 2/15/17		1,517,580
1,100,000	6.125%, due 8/25/36		1,249,499
	Discover Financial Services
450,000	3.85%, due 11/21/22 (b)		461,249
	Fifth Third Bancorp
1,630,000	4.50%, due 6/1/18		1,816,470
425,000	8.25%, due 3/1/38		595,060
	Huntington Bancshares
1,440,000	7.00%, due 12/15/20		1,787,910
	Key Bank NA
1,000,000	5.80%, due 7/1/14		1,067,366
	Suntrust Banks
1,200,000	6.00%, due 9/11/17		1,424,742
	UBS AG
750,000	5.875%, due 7/15/16		840,280
			14,655,440
	Biotech	2.7%
	Amgen, Inc.
2,950,000	3.875%, due 11/15/21		3,214,117
1,350,000	5.15%, due 11/15/41		1,484,021
	Biogen Idec, Inc.
3,010,000	6.875%, due 3/1/18		3,692,662
	Gilead Sciences, Inc.
600,000	4.40%, due 12/1/21		675,316
750,000	5.65%, due 12/1/41		924,083
			9,990,199
	Broker	2.2%
	Goldman Sachs Group, Inc.
1,700,000	5.625%, due 1/15/17		1,913,207
1,050,000	6.75%, due 10/1/37		1,194,294
	Merrill Lynch & Co., Inc.
2,060,000	5.70%, due 5/2/17		2,325,954
1,250,000	6.11%, due 1/29/37		1,430,170
	Nomura Holdings, Inc.
850,000	6.70%, due 3/4/20		1,009,721
			7,873,346
	Cable/Satellite	0.9%
	Direct TV Holdings
2,760,000	5.00%, due 3/1/21		3,019,575
300,000	6.00%, due 8/15/40		313,985
			3,333,560
	Chemicals	1.5%
	Dow Chemical Co.
2,025,000	4.25%, due 11/15/20		2,231,629
1,140,000	7.375%, due 11/1/29		1,519,863
	Eastman Chemical Co.
1,000,000	2.40%, due 6/1/17		1,042,813
	RPM International, Inc.
500,000	6.125%, due 10/15/19		588,883
			5,383,188
	Communications	0.6%
	Telefonica Emisiones SAU
1,935,000	5.462%, due 2/16/21		2,044,761
	Communications Equipment	0.8%
	Harris Corp.
2,500,000	6.15%, due 12/15/40		2,952,975
	Consumer Products	0.1%
	Fortune Brands, Inc.
181,000	5.375%, due 1/15/16		201,468
	Diversified Manufacturing	0.2%
	Ingersoll-Rand Global Holding Company Ltd.
560,000	6.875%, due 8/15/18		679,937
	Electric Utilities	6.8%
	Ameren Corp.
700,000	8.875%, due 5/15/14		759,518
	Constellation Energy Group
666,000	7.60%, due 4/1/32		880,905
	Dominion Resources, Inc.
1,230,000	5.15%, due 7/15/15		1,352,357
570,000	4.90%, due 8/1/41		635,501
	DTE Energy Co.
1,360,000	6.375%, due 4/15/33		1,709,024
	Duke Energy Corp.
1,370,000	6.25%, due 6/15/18		1,671,192
	Entergy Texas, Inc.
2,304,000	7.125%, due 2/1/19		2,867,409
	Exelon Corp.
845,000	4.90%, due 6/15/15		916,762
1,315,000	5.625%, due 6/15/35		1,456,015
	FirstEnergy Corp.
1,165,000	7.375%, due 11/15/31		1,387,034
	Indiana Michigan Power
850,000	6.05%, due 3/15/37		1,038,978
	Jersey Central Power & Light
1,300,000	7.35%, due 2/1/19		1,666,592
	Nevada Power Co.
1,210,000	6.50%, due 8/1/18		1,513,910
	NiSource Finance Corp.
1,715,000	5.40%, due 7/15/14		1,819,318
400,000	5.25%, due 2/15/43		426,042
	Oncor Electric Delivery
695,000	7.00%, due 5/1/32		912,905
	Southern Union Co.
2,500,000	7.60%, due 2/1/24		3,196,192
	Teco Finance, Inc.
550,000	5.15%, due 3/15/20		637,139
			24,846,793
	Finance	0.6%
	SLM Corp.
1,000,000	5.375%, due 5/15/14		1,047,549
900,000	8.45%, due 6/15/18		1,068,750
			2,116,299
	Finance - Credit Cards	1.1%
	American Express Co.
3,555,000	6.80%, due 9/1/66 (a)		3,826,069
	Food	2.3%
	ConAgra Foods, Inc.
3,000,000	7.00%, due 10/1/28		3,820,161
	Kraft Foods, Inc.
1,785,000	6.50%, due 8/11/17		2,162,383
1,150,000	6.875%, due 2/1/38		1,553,756
	Kroger Co.
780,000	6.15%, due 1/15/20		944,056
			8,480,356
	Gas Pipelines	1.0%
	Plains All American Pipeline, L.P.
3,000,000	6.50%, due 5/1/18		3,703,323
	Health Care	2.0%
	Cardinal Health, Inc.
1,500,000	5.80%, due 10/15/16		1,736,016
	Humana, Inc.
2,855,000	7.20%, due 6/15/18		3,499,091
	Laboratory Corporation of America Holdings
2,000,000	2.20%, due 8/23/17		2,031,852
			7,266,959
	Information Technology	2.1%
	Hewlett Packard Co.
2,300,000	2.60%, due 9/15/17		2,305,173
1,500,000	4.65%, due 12/9/21		1,541,980
	Ingram Micro, Inc.
3,700,000	5.00%, due 8/10/22		3,817,390
			7,664,543
	Insurance	6.5%
	Allstate Corp.
350,000	6.125%, due 5/15/67 (a)		372,768
	American International Group, Inc.
2,275,000	5.05%, due 10/1/15		2,502,229
1,450,000	8.25%, due 8/15/18		1,894,125
1,080,000	8.175%, due 5/15/58 (a)		1,432,350
	AXA SA
500,000	8.60%, due 12/15/30		644,541
	CIGNA Corp.
315,000	6.15%, due 11/15/36		383,272
	CNA Financial Corp.
700,000	5.85%, due 12/15/14		756,255
	Fidelity National Financial, Inc.
2,500,000	5.50%, due 9/1/22		2,833,150
	Hartford Financial Services Group
500,000	5.375%, due 3/15/17		570,463
	Lincoln National Corp.
1,100,000	8.75%, due 7/1/19		1,489,917
	Marsh & McLennan Cos., Inc.
633,000	5.75%, due 9/15/15		706,633
	Metlife, Inc.
855,000	6.40%, due 12/15/66		928,601
	Protective Life Corp.
350,000	7.375%, due 10/15/19		433,443
	Prudential Financial, Inc.
2,275,000	5.10%, due 9/20/14		2,424,472
870,000	6.625%, due 12/1/37		1,105,377
	Unum Group
1,000,000	5.625%, due 9/15/20		1,158,686
1,000,000	5.75%, due 8/15/42		1,085,113
	Willis North America, Inc.
1,865,000	6.20%, due 3/28/17		2,130,276
	XL Capital Ltd.
900,000	5.25%, due 9/15/14		952,712
			23,804,383
	Machinery	0.4%
	Flowserve Corp.
1,500,000	3.50%, due 9/15/22		1,510,332
	Media	8.3%
	CBS Corp.
2,420,000	5.75%, due 4/15/20		2,849,514
	Comcast Corp.
3,150,000	6.50%, due 1/15/17		3,783,692
2,896,000	7.05%, due 3/15/33		3,862,554
	Discover Communications
500,000	3.30%, due 5/15/22		507,812
	Interpublic Group of Companies
1,030,000	6.25%, due 11/15/14		1,113,687
	NBCUniversal Media LLC
900,000	4.375%, due 4/1/21		1,015,421
400,000	5.95%, due 4/1/41		496,144
	News America, Inc.
750,000	5.30%, due 12/15/14		810,937
2,210,000	6.20%, due 12/15/34		2,644,097
	Omnicom Group, Inc.
400,000	3.625%, due 5/1/22		408,187
	Time Warner, Inc.
3,590,000	7.625%, due 4/15/31		4,885,936
	Time Warner Cable, Inc.
3,450,000	5.85%, due 5/1/17		4,016,424
	Time Warner Entertainment Company, L.P.
1,560,000	8.375%, due 7/15/33		2,194,057
	Viacom, Inc.
1,610,000	4.375%, due 3/15/43 (b)		1,505,878
			30,094,340
	Medical Equipment	0.3%
	Agilent Technologies, Inc.
1,000,000	6.50%, due 11/1/17		1,202,663
	Metals	0.5%
	Alcoa, Inc.
810,000	5.55%, due 2/1/17		892,569
	Southern Copper Corp.
850,000	6.75%, due 4/16/40		992,885
			1,885,454
	Metals and Mining	0.2%
	Teck Resources Ltd.
900,000	5.40%, due 2/1/43		904,884
	Metalworking Machinery	0.4%
	Kennametal, Inc.
1,400,000	2.65%, due 11/1/19		1,410,359
	Mining	2.7%
	Barrick Gold Corp.
1,470,000	6.95%, due 4/1/19		1,825,422
	Freeport-McMoRan Copper & Gold Inc.
3,700,000	3.55%, due 3/1/22		3,687,857
	Newmont Mining Corp.
900,000	4.875%, due 3/15/42		891,976
	Vale Overseas Limited
1,460,000	6.25%, due 1/23/17		1,677,286
1,600,000	6.875%, due 11/21/36		1,895,424
			9,977,965
	Office Equipment	0.3%
	Xerox Corp.
1,000,000	6.75%, due 2/1/17		1,156,085
	Oil and Gas	12.3%
	Anadarko Petroleum Corp.
800,000	5.95%, due 9/15/16		920,594
1,100,000	6.45%, due 9/15/36		1,353,697
	Canadian Natural Resources
835,000	6.00%, due 8/15/16		969,437
725,000	6.50%, due 2/15/37		910,978
	Devon Energy Corp.
665,000	7.95%, due 4/15/32		926,840
	Encana Corp.
450,000	3.90%, due 11/15/21		475,724
750,000	6.50%, due 8/15/34		879,092
	Enterprise Products
555,000	5.60%, due 10/15/14		597,247
2,250,000	4.85%, due 8/15/42		2,305,553
	Hess Corp.
575,000	8.125%, due 2/15/19		741,330
	Kinder Morgan Energy Partners
850,000	3.95%, due 9/1/22		903,253
2,120,000	5.80%, due 3/15/35		2,411,596
	Marathon Oil Corp.
1,700,000	6.00%, due 10/1/17		2,037,057
427,000	5.90%, due 3/15/18		510,634
890,000	6.60%, due 10/1/37		1,111,722
	Nexen, Inc.
850,000	6.40%, due 5/15/37		1,080,189
	Pemex Master Trust
3,240,000	5.75%, due 3/1/18		3,750,300
950,000	6.625%, due 6/15/35		1,144,750
	Petrobras International Finance Co.
1,300,000	3.50%, due 2/6/17		1,340,101
3,085,000	5.875%, due 3/1/18		3,470,298
690,000	6.875%, due 1/20/40		809,994
	Pioneer Natural Resource Co.
3,100,000	3.95%, due 7/15/22		3,236,825
	Southwestern Energy Co.
3,500,000	4.10%, due 3/15/22		3,704,974
	Suncor Energy, Inc.
500,000	6.10%, due 6/1/18		606,818
2,310,000	6.50%, due 6/15/38		2,985,201
	Talisman Energy
685,000	6.25%, due 2/1/38		768,945
	Transocean, Inc.
820,000	6.00%, due 3/15/18		941,140
450,000	6.80%, due 3/15/38		516,680
	Valero Energy Corp.
255,000	6.625%, due 6/15/37		313,980
	Williams Companies, Inc.
1,900,000	8.75%, due 3/15/32		2,599,726
	Williams Partners LP
500,000	5.25%, due 3/15/20		572,063
			44,896,738
	Paper	0.3%
	International Paper Co.
1,000,000	4.75%, due 2/15/22		1,123,873
	Pharmaceuticals	0.7%
	Watson Pharmaceuticals, Inc.
2,000,000	1.875%, due 10/1/17		2,019,112
450,000	4.625%, due 10/1/42		455,908
			2,475,020
	Pharmacy Services	0.8%
	Express Scripts, Inc.
2,805,000	6.25%, due 6/15/14		2,998,427
	Pipelines	0.9%
	El Paso Electric Co.
1,000,000	6.00%, due 5/15/35		1,177,412
	Enbridge Energy Partners, L.P.
590,000	5.20%, due 3/15/20		665,197
	Tennessee Gas Pipeline
1,225,000	7.50%, due 4/1/17		1,512,111
			3,354,720
	Real Estate Investment Trusts	3.8%
	Boston Properties LP
1,000,000	4.125%, due 5/15/21		1,088,133
	Duke Realty LP
1,050,000	8.25%, due 8/15/19		1,368,875
	ERP Operating LP
715,000	5.25%, due 9/15/14		764,543
2,500,000	5.75%, due 6/15/17		2,935,565
	Health Care Property Investors, Inc.
850,000	6.00%, due 1/30/17		986,493
	Health Care REIT, Inc.
650,000	5.25%, due 1/15/22		730,041
	Healthcare Realty Trust
775,000	6.50%, due 1/17/17		886,181
	Hospitality Properties Trust
620,000	5.625%, due 3/15/17		689,594
	ProLogis
2,150,000	6.875%, due 3/15/20		2,633,716
	Ventas Realty LP
1,700,000	4.75%, due 6/1/21		1,884,064
			13,967,205
	Restaurants	0.2%
	Yum! Brands, Inc.
800,000	3.75%, due 11/1/21		837,432
	Retail	2.1%
	CVS Caremark Corp.
2,200,000	5.75%, due 6/1/17		2,607,739
	Gap, Inc.
2,300,000	5.95%, due 4/12/21		2,605,477
	Macy's Retail Holdings, Inc.
2,225,000	6.375%, due 3/15/37		2,621,195
			7,834,411
	Scientific Instruments	0.3%
	Thermo Fisher Scientific, Inc.
900,000	3.60%, due 8/15/21		934,350
	Telecommunications	4.0%
	American Tower Corp.
2,550,000	5.05%, due 9/1/20		2,847,001
	British Telecommunications PLC
1,130,000	9.625%, due 12/15/30		1,759,938
	CenturyLink, Inc.
3,440,000	6.00%, due 4/1/17		3,732,789
	Deutsche Telekom International Finance
1,045,000	6.75%, due 8/20/18		1,295,751
1,145,000	8.75%, due 6/15/30		1,659,329
	Grupo Televisa SAB
400,000	6.625%, due 3/18/25		515,104
	Telecom Italia Capital
710,000	7.721%, due 6/4/38		746,999
	US Cellular Corp.
1,850,000	6.70%, due 12/15/33		1,976,577
			14,533,488
	Tobacco	2.2%
	Altria Group, Inc.
2,359,000	9.70%, due 11/10/18		3,296,169
455,000	9.95%, due 11/10/38		759,059
	Reynolds American, Inc.
2,985,000	7.75%, due 6/1/18		3,795,804
			7,851,032
	Toys and Games	1.0%
	Mattel, Inc.
3,420,000	5.45%, due 11/1/41		3,753,768
	Transportation	2.5%
	Burlington Northern Santa Fe
1,425,000	4.70%, due 10/1/19		1,664,940
1,485,000	6.15%, due 5/1/37		1,881,296
	CSX Corp.
990,000	5.60%, due 5/1/17		1,150,869
1,640,000	6.22%, due 4/30/40		2,057,495
	Union Pacific Corp.
1,765,000	6.15%, due 5/1/37		2,251,572
			9,006,172
	Utilities - Gas	1.0%
	National Fuel Gas Co.
3,280,000	4.90%, due 12/1/21		3,657,262
	Waste Disposal	1.0%
	Republic Services, Inc.
2,250,000	5.00%, due 3/1/20		2,591,041
	Waste Management, Inc.
660,000	7.75%, due 5/15/32		914,409
			3,505,450
	Total Corporate Bonds (cost $298,077,084)		319,939,524

	SOVEREIGN BONDS	9.5%
	Federal Republic of Brazil
1,600,000	6.00%, due 1/17/17		1,872,000
1,600,000	4.875%, due 1/22/21		1,876,000
4,160,000	7.125%, due 1/20/37		5,896,800
	Republic of Colombia
1,700,000	7.375%, due 3/18/19		2,207,450
1,290,000	7.375%, due 9/18/37		1,876,950
	Republic of Italy
3,350,000	6.875%, due 9/27/23		3,897,725
	Republic of Panama
1,400,000	5.20%, due 1/30/20		1,648,500
500,000	6.70%, due 1/26/36		672,500
	Republic of Peru
830,000	8.375%, due 5/3/16		1,013,430
1,950,000	6.55%, due 3/14/37		2,661,750
	Republic of South Africa
2,000,000	6.50%, due 6/2/14		2,136,400
	Republic of Uruguay
359,742	8.00%, due 11/18/22		502,739
	United Mexican States
3,534,000	3.625%, due 3/15/22		3,776,079
4,516,000	4.75%, due 3/8/44		4,753,090
			34,791,413
	Total Sovereign Bonds (cost $33,606,329)		34,791,413

	SHORT-TERM INVESTMENTS	1.6%
5,734,084	Invesco STIT - Treasury Portfolio - Institutional Class, 0.02% (c)		5,734,084
	Total Short-Term Investments (cost $5,734,084)		5,734,084

	Total Investments (cost $337,417,497)	98.8%	360,465,021
	Other Assets less Liabilities	1.2%	4,438,690
	TOTAL NET ASSETS	100.0%	$364,903,711

(a)	Variable rate security. Rate shown reflects the rate in effect as of February 28, 2013.
(b)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other" qualified institutional buyers." Pacific Income Advisers, Inc., the Fund's adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust. As of February 28, 2013, the value of these investments was $1,967,127 or 0.5% of total net assets.

(c)	Rate shown is the 7-day annualized yield as of February 28, 2013.

Country Allocation
Country	% of Net Assets
United States	78.8%
Brazil	5.2%
Canada	3.9%
Mexico	3.8%
Colombia	1.1%
Italy	1.1%
Peru	1.0%
Netherlands	0.8%
Panama	0.6%
Switzerland	0.6%
United Kingdom	0.6%
South Africa	0.6%
Spain	0.6%
Ireland	0.5%
Japan	0.3%
Luxembourg	0.2%
France	0.2%
Uruguay	0.1%
100.0%

PIA HIGH YIELD FUND
Schedule of Investments - February 28, 2013 (Unaudited)

Principal
Amount			Value
	CORPORATE BONDS	97.3%
	Aerospace/Defense	0.5%
	Ducommun, Inc.
$200,000	9.75%, due 7/15/18		$220,000
	Automotive	4.8%
	Accuride Corp.
676,000	9.50%, due 8/1/18		665,859
	Affinia Group, Inc.
100,000	9.00%, due 11/30/14		100,501
36,000	10.75%, due 8/15/16 (b)		39,150
	Goodyear Tire & Rubber
400,000	7.00%, due 5/15/22		419,000
	Schaeffler Finance BV
480,000	8.50%, due 2/15/19 (b)		546,000
	Stoneridge, Inc.
125,000	9.50%, due 10/15/17 (b)		134,688
	UCI International, Inc.
130,000	8.625%, due 2/15/19		133,575
			2,038,773
	Building Materials	1.2%
	Associated Asphalt Partners LLC
350,000	8.50%, due 2/15/18 (b)		355,250
	Roofing Supply Group LLC
125,000	10.00%, due 6/1/20 (b)		141,875
			497,125
	Chemicals	14.0%
	Ferro Corp.
300,000	7.875%, due 8/15/18		299,250
	Hexion U.S. Finance Corp.
650,000	6.625%, due 4/15/20		643,499
	Huntsman International LLC
100,000	5.50%, due 6/30/16		100,000
	Ineos Finance PLC
350,000	8.375%, due 2/15/19 (b)		384,563
100,000	7.50%, due 5/1/20 (b)		108,250
	Kraton Polymers LLC
620,000	6.75%, due 3/1/19		647,900
	Macdermid, Inc.
438,000	9.50%, due 4/15/17 (b)		457,163
	Momentive Performance Materials, Inc.
165,000	8.875%, due 10/15/20		170,156
200,000	9.00%, due 1/15/21		153,500
	Nexeo Solutions LLC
550,000	8.375%, due 3/1/18		540,375
	Olin Corp.
500,000	8.875%, due 8/15/19		562,499
	Omnova Solutions, Inc.
265,000	7.875%, due 11/1/18		280,238
	Perstorp Holding AB
495,000	8.75%, due 5/15/17 (b)		522,225
	TPC Group, Inc.
225,000	8.75%, due 12/15/20 (b)		228,375
	Trinseo Materials Operating S.C.A.
500,000	8.75%, due 2/1/19 (b)		500,000
	Tronox Finance LLC
350,000	6.375%, due 8/15/20 (b)		349,125
			5,947,118
	Construction Machinery	1.1%
	H & E Equipment Services, Inc.
440,000	7.00%, due 9/1/22 (b)		484,000

	Consumer Cyclical Services	4.3%
	313 Group, Inc.
175,000	6.375%, due 12/1/19 (b)		171,500
	Garda World Security Corp.
400,000	9.75%, due 3/15/17 (b)		432,000
	Live Nation Entertainment, Inc.
350,000	7.00%, due 9/1/20 (b)		377,125
	Reliance Intermediate Holdings
275,000	9.50%, due 12/15/19 (b)		308,688
	West Corp.
200,000	8.625%, due 10/1/18		214,000
300,000	7.875%, due 1/15/19		315,000
			1,818,313
	Consumer Products	1.7%
	Serta Simmons Holdings LLC
220,000	8.125%, due 10/1/20 (b)		225,500
	Spectrum Brands Escrow Corp.
175,000	6.375%, due 11/15/20 (b)		186,594
	Visant Corp.
350,000	10.00%, due 10/1/17		317,625
			729,719
	Distributors	1.0%
	Amerigas Partners Financial Corp.
200,000	6.25%, due 8/20/19		213,000
	Ferrellgas Partners, L.P.
200,000	8.625%, due 6/15/20		204,000
			417,000
	Diversified Manufacturing	3.6%
	Constellation Enterprises LLC
375,000	10.625%, due 2/1/16 (b)		394,688
	Dynacast International LLC
500,000	9.25%, due 7/15/19		540,000
	Mcron Finance Sub LLC
435,000	8.375%, due 5/15/19 (b)		463,275
	Thermon Industries, Inc.
127,000	9.50%, due 5/1/17		141,605
			1,539,568
	Electric	0.6%
	NRG Energy, Inc.
245,000	6.625%, due 3/15/23 (b)		262,150
	Environmental	2.9%
	Casella Waste Systems, Inc.
800,000	7.75%, due 2/15/19		770,000
	EnergySolutions, Inc.
150,000	10.75%, due 8/15/18		157,125
	Heckmann Corp.
300,000	9.875%, due 4/15/18		314,625
			1,241,750
	Finance	0.9%
	National Money Mart Co.
350,000	10.375%, due 12/15/16		388,500
	Food and Beverage	2.8%
	Bumble Bee Acquisition Corp.
768,000	9.00%, due 12/15/17 (b)		842,880
	Wells Enterprises, Inc.
310,000	6.75%, due 2/1/20 (b)		327,438
			1,170,318
	Gaming	1.2%
	Scientific Games Corp.
135,000	8.125%, due 9/15/18		149,175
	Scientific Games International, Inc.
370,000	6.25%, due 9/1/20		381,100
			530,275
	Healthcare	3.7%
	Examworks Group, Inc.
575,000	9.00%, due 7/15/19		622,438
	Harmony Foods Corp.
290,000	10.00%, due 5/1/16 (b)		315,375
	Physio-Control International Corp.
350,000	9.875%, due 1/15/19 (b)		396,375
	STHI Holding Corp.
200,000	8.00%, due 3/15/18 (b)		219,500
			1,553,688
	Industrial - Other	9.3%
	American Tire Distributors, Inc.
400,000	9.75%, due 6/1/17		428,499
	Cleaver-Brooks, Inc.
550,000	8.75%, due 12/15/19 (b)		592,625
	Dycom Investments, Inc.
175,000	7.125%, due 1/15/21		187,688
345,000	7.125%, due 1/15/21 (b)		364,838
	Interline Brands, Inc.
375,000	10.00%, due 11/15/18 (b)		414,141
	RSC Equipment Rental, Inc.
610,000	8.25%, due 2/1/21		694,638
	SPL Logistics Escrow LLC
450,000	8.875%, due 8/1/20 (b)		482,625
	Wireco Worldgroup, Inc.
400,000	9.50%, due 5/15/17		421,000
	Zachry Holdings, Inc.
375,000	7.50%, due 2/1/20 (b)		388,124
			3,974,178
	Media Non-Cable	2.1%
	RR Donnelley & Sons Co.
50,000	8.25%, due 3/15/19		52,875
	SGS International, Inc.
450,000	8.375%, due 10/15/20 (b)		469,125
	Valassis Communications, Inc.
350,000	6.625%, due 2/1/21		377,563
			899,563
	Metals and Mining	6.1%
	American Gilsonite Co.
850,000	11.50%, due 9/1/17 (b)		917,999
	American Rock Salt Company LLC
300,000	8.25%, due 5/1/18 (b)		279,750
	Castle (AM) & Co.
250,000	12.75%, due 12/15/16		296,250
	GrafTech International
240,000	6.375%, due 11/15/20 (b)		256,200
	Rain CII Carbon LLC
450,000	8.00%, due 12/1/18 (b)		472,500
	Suncoke Energy, Inc.
50,000	7.625%, due 8/1/19		53,125
300,000	7.375%, due 2/1/20 (b)		313,500
			2,589,324
	Oil Field Services	5.8%
	Calfrac Holdings LP
300,000	7.50%, due 12/1/20 (b)		303,000
	CHC Helicopter SA
410,000	9.25%, due 10/15/20		434,600
	Drill Rig Holdings, Inc.
405,000	6.50%, due 10/1/17 (b)		412,088
	Petroleum Geo-Services
200,000	7.375%, due 12/15/18 (b)		221,000
	Platinum Energy Solutions, Inc.
250,000	14.25%, due 3/1/15		130,000
	Shale-Inland Holdings LLC
500,000	8.75%, due 11/15/19 (b)		528,750
	Welltec A/S
400,000	8.00%, due 2/1/19 (b)		438,000
			2,467,438
	Packaging	7.1%
	AEP Industries, Inc.
606,000	8.25%, due 4/15/19		660,539
	Bway Parent Company, Inc.
165,000	9.50%, due 11/1/17 (b)		175,725
	Cons Container Co.
470,000	10.125%, due 7/15/20 (b)		511,125
	Crown Americas LLC
100,000	4.50%, due 1/15/23 (b)		98,250
	Dispensing Dynamics International, Inc.
250,000	12.50%, due 1/1/18 (b)		252,500
	Pretium Packaging LLC
175,000	11.50%, due 4/1/16		187,688
	Reynolds Group Issuer LLC
110,000	5.75%, due 10/15/20		113,850
	Sealed Air Corp New
470,000	6.50%, due 12/1/20 (b)		513,475
	Tekni-Plex, Inc.
400,000	9.75%, due 6/1/19 (b)		444,000
	Tenneco Packaging, Inc.
50,000	8.125%, due 6/15/17		52,250
			3,009,402
	Paper	5.0%
	Cascades, Inc.
653,000	7.75%, due 12/15/17		693,813
205,000	7.875%, due 1/15/20		220,375
	Clearwater Paper Corp.
80,000	4.50%, due 2/1/23 (b)		78,600
	P.H. Glatfelter Co.
220,000	5.375%, due 10/15/20		231,000
	Sappi Papier Holding
130,000	7.75%, due 7/15/17 (b)		144,138
	Verso Paper Holdings LLC
325,000	11.75%, due 1/15/19		344,500
	Xerium Technologies, Inc.
450,000	8.875%, due 6/15/18		431,999
			2,144,425
	Pharmaceuticals	0.7%
	Sky Growth Acquisition
300,000	7.375%, due 10/15/20 (b)		310,875
	Pipelines	1.0%
	Atlas Pipeline Partners LP
420,000	5.875%, due 8/1/23 (b)		418,425
	Retailers	3.6%
	Party City Holdings, Inc.
550,000	8.875%, due 8/1/20 (b)		600,875
	Petco Animal Supplies, Inc.
275,000	8.50%, due 10/15/17 (b)		284,625
250,000	9.25%, due 12/1/18 (b)		276,875
	Rent-A-Center, Inc.
350,000	6.625%, due 11/15/20		378,875
			1,541,250
	Technology	8.2%
	Commscope, Inc.
440,000	8.25%, due 1/15/19 (b)		479,600
	Evertec, Inc.
400,000	11.00%, due 10/1/18		446,000
	First Data Corp.
500,000	7.375%, due 6/15/19 (b)		528,125
	Kemet Corp.
370,000	10.50%, due 5/1/18		386,650
	Sophia L.P./Sophia Finance, Inc.
550,000	9.75%, due 1/15/19 (b)		611,187
	Sungard Data Systems, Inc.
250,000	6.625%, due 11/1/19 (b)		258,125
	Transunion Holding Co.
750,000	9.625%, due 6/15/18		803,437
			3,513,124
	Textile	1.4%
	Levi Strauss & Co.
550,000	6.875%, due 5/1/22		600,188
	Wirelines	2.7%
	Frontier Communications Corp.
270,000	9.25%, due 7/1/21		311,850
355,000	7.125%, due 1/15/23		366,094
	Windstream Corp.
490,000	6.375%, due 8/1/23 (b)		482,649
			1,160,593
	Total Corporate Bonds (cost $39,976,694)		41,467,082

	SHORT-TERM INVESTMENTS	1.2%
520,727	Invesco STIT - Prime Portfolio - Institutional Class, 0.09% (a)		520,727
	Total Short-Term Investments (cost $520,727)		520,727

	Total Investments (cost $40,497,421)	98.5%	41,987,809
	Other Assets less Liabilities	1.5%	631,962
	TOTAL NET ASSETS	100.0%	$42,619,771

(a)	Rate shown is the 7-day annualized yield as of February 28, 2013.
(b)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers." Pacific Income Advisers, Inc., the Fund's adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust. As of February 28, 2013, the value of these investments was $22,497,191 or 52.8% of total net assets.

PIA MBS BOND FUND
Schedule of Investments - February 28, 2013 (Unaudited)

Principal
Amount			Value
	MORTGAGE-BACKED SECURITIES	93.4%
	U.S. Government Agencies	93.4%
	FHLMC Pool
$73,005	4.50%, due 5/1/20, #G18052		$78,035
62,480	4.50%, due 3/1/21, #G18119		66,746
61,261	5.00%, due 3/1/21, #G18105		65,722
212,117	4.50%, due 5/1/21, #J01723		228,590
57,061	6.00%, due 6/1/21, #G18124		62,720
178,289	4.50%, due 9/1/21, #G12378		190,574
53,455	5.00%, due 11/1/21, #G18160		57,347
46,580	5.00%, due 2/1/22, #G12522		49,971
72,805	5.00%, due 2/1/22, #J04411		77,936
186,319	5.50%, due 3/1/22, #G12577		200,380
63,650	5.00%, due 7/1/22, #J05243		68,136
1,182,975	4.00%, due 3/1/26, #J14785		1,258,113
445,484	3.00%, due 10/1/26, #G18406		468,106
3,303,928	3.00%, due 11/1/26, #G18409		3,471,704
891,826	3.00%, due 6/1/27, #G14497		943,524
15,312	5.50%, due 5/1/35, #B31639		16,712
435,021	5.00%, due 8/1/35, #A36351		469,677
155,728	4.50%, due 9/1/35, #A37616		166,839
441,930	4.50%, due 10/1/35, #A37869		473,459
354,153	4.50%, due 10/1/35, #A38023		379,420
135,797	4.50%, due 10/1/35, #G01890		145,485
251,727	5.00%, due 10/1/35, #G01940		271,781
504,598	6.00%, due 1/1/36, #A42208		555,756
34,931	7.00%, due 1/1/36, #G02048		40,479
394,397	5.50%, due 2/1/36, #G02031		430,438
175,474	7.00%, due 8/1/36, #G08148		202,377
625,823	6.50%, due 9/1/36, #A54908		711,983
239,514	6.50%, due 11/1/36, #A54094		272,489
156,703	5.50%, due 2/1/37, #A57840		170,484
409,846	5.00%, due 5/1/37, #A60268		440,959
314,222	5.00%, due 6/1/37, #G03094		338,076
1,108,628	5.50%, due 6/1/37, #A61982		1,204,050
834,452	6.00%, due 6/1/37, #A62176		913,315
1,191,700	6.00%, due 6/1/37, #A62444		1,305,878
206,937	5.00%, due 7/1/37, #A63187		222,646
510,195	5.50%, due 8/1/37, #G03156		554,108
177,896	6.50%, due 8/1/37, #A70413		202,515
15,364	7.00%, due 8/1/37, #A70079		17,720
62,633	7.00%, due 9/1/37, #A65171		72,286
32,452	7.00%, due 9/1/37, #A65335		37,454
20,125	7.00%, due 9/1/37, #A65670		23,227
47,469	7.00%, due 9/1/37, #A65780		54,785
15,287	7.00%, due 9/1/37, #A65941		17,643
4,139	7.00%, due 9/1/37, #A66041		4,696
147,684	7.00%, due 9/1/37, #G03207		170,327
90,954	6.50%, due 11/1/37, #A68726		103,541
405,533	5.00%, due 2/1/38, #A73370		436,320
15,310	5.00%, due 2/1/38, #G03836		16,473
42,217	5.00%, due 3/1/38, #A73704		45,422
503,465	5.00%, due 4/1/38, #A76335		541,686
195,051	5.50%, due 4/1/38, #G04121		211,840
22,853	5.00%, due 5/1/38, #A77463		24,588
73,166	5.50%, due 5/1/38, #A77265		79,418
203,989	5.50%, due 5/1/38, #G04215		221,419
108,029	5.00%, due 6/1/38, #A77986		116,230
42,424	5.00%, due 6/1/38, #G04522		45,645
44,454	5.00%, due 7/1/38, #A79197		47,829
220,445	4.50%, due 9/1/38, #G04773		235,759
62,403	5.00%, due 9/1/38, #G04690		67,141
1,091,812	5.00%, due 10/1/38, #G04832		1,174,698
19,271	5.00%, due 11/1/38, #A82849		20,734
62,196	5.00%, due 12/1/38, #G05683		66,917
584,898	5.00%, due 2/1/39, #G05507		629,301
87,565	4.50%, due 4/1/39, #A85612		93,649
257,572	5.00%, due 5/1/39, #G08345		277,125
211,688	4.50%, due 9/1/39, #A88357		226,394
100,402	5.00%, due 9/1/39, #G05904		108,024
340,742	4.50%, due 11/1/39, #G05748		364,413
329,989	4.50%, due 12/1/39, #A90175		352,914
93,553	4.50%, due 4/1/40, #C03464		100,403
237,416	4.50%, due 5/1/40, #A92269		254,800
1,480,992	4.50%, due 5/1/40, #G06047		1,583,876
844,340	4.50%, due 6/1/40, #A92533		906,163
197,770	4.50%, due 6/1/40, #A92594		212,251
55,091	4.50%, due 8/1/40, #A93437		59,690
1,357,765	4.50%, due 8/1/40, #A93505		1,457,180
370,546	4.50%, due 1/1/41, #A96176		402,448
2,759,660	3.50%, due 1/1/41, #A96409		2,907,684
94,698	4.50%, due 2/1/41, #A97013		101,631
86,810	4.50%, due 4/1/41, #Q00285		93,356
1,316,706	4.50%, due 9/1/41, #C03701		1,415,995
214,975	3.50%, due 10/1/41, #Q04087		226,506
81,894	4.50%, due 11/1/41, #Q04699		88,070
246,435	3.50%, due 1/1/42, #Q05410		259,654
899,128	3.50%, due 2/1/42, #Q05996		947,355
354,974	3.50%, due 3/1/42, #G08479		374,901
3,422,566	3.50%, due 4/1/42, #Q07654		3,614,702
1,562,516	3.50%, due 5/1/42, #G08491		1,650,233
2,707,521	3.50%, due 6/1/42, #C09000		2,859,517
2,296,102	3.50%, due 6/1/42, #Q08641		2,425,001
	FHLMC GOLD TBA (a)
5,000,000	2.50%, due 3/15/28		5,179,687
7,000,000	3.00%, due 3/15/43		7,212,187
	FNMA Pool
34,812	4.50%, due 10/1/20, #842732		37,508
181,976	3.00%, due 12/1/20, #MA0605		192,667
97,512	4.50%, due 12/1/20, #813954		105,065
49,263	4.50%, due 2/1/21, #845437		53,079
99,628	5.00%, due 2/1/21, #865191		108,003
36,043	5.00%, due 5/1/21, #879112		39,073
153,682	4.50%, due 7/1/21, #845515		165,466
2,953,933	3.00%, due 8/1/21, #AL0579		3,127,476
104,627	5.50%, due 10/1/21, #905090		114,322
277,522	3.00%, due 1/1/22, #MA0957		293,827
70,639	5.00%, due 2/1/22, #900946		76,577
156,923	6.00%, due 2/1/22, #912522		172,413
201,789	5.00%, due 6/1/22, #937709		218,500
103,256	5.00%, due 7/1/22, #938033		111,807
115,289	5.00%, due 7/1/22, #944887		126,637
526,903	5.50%, due 7/1/22, #905040		575,724
24,621	4.00%, due 7/1/25, #AE1318		26,360
24,642	4.00%, due 10/1/25, #AE1601		26,382
641,078	4.00%, due 12/1/25, #AH6058		697,373
594,300	4.00%, due 1/1/26, #AH3925		636,273
24,319	4.00%, due 1/1/26, #MA0624		26,036
60,375	4.00%, due 3/1/26, #AH8485		64,658
1,138,035	4.00%, due 5/1/26, #AH8174		1,218,764
558,223	3.00%, due 10/1/26, #AJ0049		588,402
41,747	3.00%, due 10/1/26, #AJ5474		44,003
139,465	3.00%, due 2/1/27, #AK4047		147,092
317,137	3.00%, due 4/1/27, #AB4997		334,481
898,487	3.00%, due 9/1/27, #AQ0333		947,623
257,027	4.50%, due 4/1/29, #MA0022		277,196
5,535	7.00%, due 8/1/32, #650101		6,599
109,766	4.50%, due 3/1/35, #814433		118,311
104,689	4.50%, due 4/1/35, #735396		112,839
50,944	4.50%, due 5/1/35, #822854		54,909
57,103	7.00%, due 6/1/35, #821610		67,751
97,247	4.50%, due 7/1/35, #826584		104,817
11,378	5.00%, due 7/1/35, #833958		12,336
44,819	7.00%, due 7/1/35, #826251		53,177
101,588	4.50%, due 8/1/35, #835751		109,496
66,136	7.00%, due 9/1/35, #842290		78,469
29,935	4.50%, due 11/1/35, #256032		32,266
70,413	5.00%, due 12/1/35, #852482		76,342
26,957	4.50%, due 1/1/36, #852510		29,055
19,875	7.00%, due 2/1/36, #865190		23,581
21,292	7.00%, due 4/1/36, #887709		25,293
687,544	5.00%, due 5/1/36, #745515		748,103
14,880	5.00%, due 7/1/36, #888789		16,170
36,486	6.50%, due 7/1/36, #897100		40,775
80,770	7.00%, due 7/1/36, #887793		95,946
119,143	6.00%, due 8/1/36, #892925		130,887
231,303	6.50%, due 8/1/36, #878187		258,343
125,105	5.00%, due 9/1/36, #893621		135,482
226,708	5.50%, due 10/1/36, #831845		248,538
152,652	5.50%, due 10/1/36, #893087		166,554
100,519	6.00%, due 10/1/36, #897174		110,428
152,420	5.50%, due 12/1/36, #256513		166,301
1,732	6.50%, due 12/1/36, #920162		1,940
78,981	7.00%, due 1/1/37, #256567		93,821
304,890	5.50%, due 2/1/37, #256597		332,657
178,863	6.00%, due 2/1/37, #909357		196,494
6,558	7.00%, due 2/1/37, #915904		7,791
88,187	5.00%, due 3/1/37, #913007		95,502
199,108	5.50%, due 3/1/37, #256636		217,023
12,103	5.00%, due 4/1/37, #914599		13,107
246,476	6.50%, due 5/1/37, #917052		292,339
836,941	5.50%, due 6/1/37, #918554		912,247
179,722	5.50%, due 6/1/37, #918705		195,893
755,099	6.00%, due 6/1/37, #888413		829,530
523,428	6.00%, due 6/1/37, #917129		575,023
83,066	7.00%, due 6/1/37, #256774		94,549
61,644	7.00%, due 6/1/37, #940234		73,305
51,505	5.00%, due 7/1/37, #944534		55,823
303,808	5.50%, due 10/1/37, #954939		331,144
121,819	6.00%, due 12/1/37, #965488		133,827
648,732	5.50%, due 2/1/38, #961691		707,002
179,279	5.00%, due 1/1/39, #AA0835		194,150
43,637	5.00%, due 1/1/39, #AA0840		47,257
2,033	5.00%, due 1/1/39, #AA0862		2,201
92,518	4.00%, due 2/1/39, #930606		98,685
10,594	5.00%, due 3/1/39, #AA4461		11,473
276,247	5.00%, due 3/1/39, #930635		299,161
7,380	5.00%, due 3/1/39, #930760		7,992
35,815	5.00%, due 3/1/39, #995948		38,785
32,685	4.00%, due 4/1/39, #AA0777		34,874
539,442	4.00%, due 4/1/39, #AO3504		575,397
172,225	4.50%, due 4/1/39, #AA4590		185,417
308,835	5.00%, due 4/1/39, #930871		334,452
280,391	5.00%, due 4/1/39, #930992		303,649
218,304	5.00%, due 4/1/39, #995930		236,412
717,167	4.50%, due 6/1/39, #AA7681		772,099
288,913	5.00%, due 6/1/39, #995896		312,878
546,652	4.50%, due 7/1/39, #AE8152		588,523
188,790	5.00%, due 7/1/39, #995895		204,449
815,735	4.50%, due 8/1/39, #931837		878,217
792,604	5.00%, due 8/1/39, #AC3221		858,347
2,169,049	4.00%, due 12/1/39, #AE0215		2,312,821
228,690	4.50%, due 12/1/39, #932324		246,207
50,370	4.50%, due 2/1/40, #AC8494		54,228
121,722	4.50%, due 2/1/40, #AD1045		131,426
116,639	4.50%, due 2/1/40, #AD2832		125,573
70,530	5.00%, due 3/1/40, #AB1186		76,381
2,920,398	5.00%, due 5/1/40, #AD6374		3,162,644
35,912	5.00%, due 6/1/40, #AD8058		39,070
377,882	5.00%, due 7/1/40, #AD4634		411,116
461,234	5.00%, due 7/1/40, #AD4994		501,797
52,663	5.00%, due 7/1/40, #AD7565		57,295
1,311,800	4.50%, due 8/1/40, #AD8035		1,416,378
223,381	4.50%, due 8/1/40, #AD8397		241,189
334,888	4.50%, due 8/1/40, #890236		360,411
408,898	4.00%, due 9/1/40, #AE4311		436,407
46,352	4.00%, due 9/1/40, #AE4312		49,470
1,021,015	4.50%, due 9/1/40, #AE1500		1,102,411
115,165	4.00%, due 10/1/40, #AE4124		122,913
375,349	4.00%, due 10/1/40, #AE6057		400,601
30,197	4.00%, due 11/1/40, #AE5156		32,228
233,516	4.50%, due 11/1/40, #AE5162		252,132
331,133	4.00%, due 11/1/40, #AE8650		353,411
670,378	4.00%, due 12/1/40, #MA0583		715,479
192,638	4.00%, due 1/1/41, #AE4583		205,598
302,120	4.00%, due 2/1/41, #AH3200		322,446
514,866	4.50%, due 3/1/41, #AH7009		555,912
1,861,362	4.50%, due 4/1/41, #AH9054		2,012,078
48,868	4.50%, due 5/1/41, #AI1364		52,825
417,122	4.50%, due 5/1/41, #AI1888		450,897
2,508,723	4.50%, due 5/1/41, #AL0160		2,708,721
287,357	4.50%, due 6/1/41, #AI4815		310,624
115,158	4.00%, due 7/1/41, #AI0038		122,941
24,698	4.00%, due 8/1/41, #AI8218		26,367
33,297	4.50%, due 9/1/41, #AH3865		35,993
144,166	4.50%, due 9/1/41, #AI4050		155,659
27,131	4.50%, due 9/1/41, #AJ0729		29,328
309,171	4.00%, due 10/1/41, #AJ4052		330,068
883,964	4.00%, due 11/1/41, #AB3946		943,711
1,781,940	4.00%, due 11/1/41, #AJ4668		1,902,380
1,859,737	4.00%, due 11/1/41, #AJ5643		1,985,435
251,281	4.00%, due 12/1/41, #AJ3097		268,265
639,021	4.00%, due 2/1/42, #AJ9774		686,195
336,379	4.00%, due 3/1/42, #AK7153		360,165
430,015	4.00%, due 4/1/42, #MA1028		460,423
	FNMA TBA (a)
5,000,000	2.50%, due 3/15/28		5,194,531
12,000,000	3.50%, due 3/15/41		12,691,875
10,000,000	3.00%, due 3/15/43		10,356,249
	GNMA Pool
25,961	7.00%, due 9/15/35, #647831		29,918
99,077	5.00%, due 10/15/35, #642220		108,975
90,751	5.00%, due 11/15/35, #550718		99,534
103,007	5.50%, due 11/15/35, #650091		113,535
49,948	5.50%, due 12/15/35, #646307		54,951
77,622	5.50%, due 4/15/36, #652534		85,167
82,755	6.50%, due 6/15/36, #652593		97,039
59,250	5.50%, due 7/15/36, #608993		65,010
86,296	6.50%, due 10/15/36, #646564		101,790
111,361	6.00%, due 11/15/36, #617294		126,256
169,087	6.50%, due 12/15/36, #618753		199,447
170,367	5.50%, due 2/15/37, #658419		186,928
570,273	6.00%, due 4/15/37, #668411		646,140
423,377	5.00%, due 8/15/37, #671463		462,232
204,122	6.00%, due 10/15/37, #664379		231,278
57,935	5.50%, due 8/15/38, #677224		63,567
247,149	5.50%, due 8/15/38, #691314		271,173
11,167	5.50%, due 12/15/38, #705632		12,252
1,705,927	4.50%, due 5/15/39, #717066		1,872,084
27,055	5.50%, due 6/15/39, #714262		29,685
1,101,759	5.50%, due 6/15/39, #714720		1,208,854
1,137,224	4.50%, due 7/15/39, #720160		1,247,989
3,316,632	5.00%, due 9/15/39, #726311		3,633,451
18,328	5.50%, due 1/15/40, #723631		20,109
64,196	5.50%, due 2/15/40, #680537		70,437
	GNMA TBA (a)
7,000,000	3.50%, due 3/15/42		7,549,062
5,000,000	3.00%, due 3/15/43		5,242,187
			160,333,752
	Total Mortgage-Backed Securities (cost $155,358,982)		160,333,752

	U.S. GOVERNMENT INSTRUMENTALITIES	33.9%
	U.S. Treasury Notes	33.9%
	U.S. Treasury Note
10,000,000	1.375%, due 3/15/13		10,005,860
10,000,000	1.75%, due 4/15/13		10,021,490
10,000,000	1.375%, due 5/15/13		10,027,350
10,000,000	1.125%, due 6/15/13		10,030,470
10,000,000	1.00%, due 7/15/13		10,033,600
8,000,000	0.75%, due 8/15/13		8,023,752
			58,142,522
	Total U.S. Government Instrumentalities (cost $58,135,128)		58,142,522

	SHORT-TERM INVESTMENTS	4.8%
8,288,175	Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b)		8,288,175
	Total Short-Term Investments (cost $8,288,175)		8,288,175

	Total Investments (cost $221,782,285)	132.1%	226,764,449
	Liabilities less Other Assets	(32.1)%	(55,069,457)
	TOTAL NET ASSETS	100.0%	$171,694,992

(a)	Security purchased on a when-issued basis. As of February 28, 2013, the total cost of investments purchased on a when-issued basis was $53,193,398 or 31.0% of total net assets.
(b)	Rate shown is the 7-day annualized yield as of February 28, 2013.
FHLMC -	Federal Home Loan Mortgage Corporation
FNMA -	Federal National Mortgage Association
GNMA -	Government National Mortgage Association
TBA -	To Be Announced

PIA MODERATE DURATION BOND FUND
Schedule of Investments - February 28, 2013 (Unaudited)

Principal
Amount			Value
	CORPORATE BONDS	42.0%
	Agriculture	2.0%
	Archer-Daniels-Midland Co.
$275,000	5.375%, due 9/15/35		$315,088
	Bunge Limited Finance Corp.
400,000	8.50%, due 6/15/19		520,286
			835,374
	Auto Rental	0.8%
	HDTFS, Inc.
300,000	5.875%, due 10/15/20 (e)		313,500
	Auto Service	0.5%
	American Axle & Manufacturing, Inc.
200,000	6.625%, due 10/15/22		205,500
	Banks	4.4%
	Bank of America Corp.
325,000	5.125%, due 11/15/14		345,857
	CIT Group, Inc.
200,000	5.00%, due 8/15/22		215,001
	Citigroup, Inc.
400,000	4.50%, due 1/14/22		445,930
	JPMorgan Chase & Co.
370,000	4.50%, due 1/24/22		412,603
	Wells Fargo & Co.
400,000	1.50%, due 1/16/18		401,739
			1,821,130
	Beverages	1.3%
	Anheuser-Busch Inbev Worldwide
505,204	9.75%, due 11/17/15 (d)		557,240
	Brokers	1.5%
	Goldman Sachs Group, Inc.
400,000	5.25%, due 7/27/21		456,046
	Morgan Stanley
150,000	6.625%, due 4/1/18		178,694
			634,740
	Chemicals	5.7%
	Axiall Corp.
100,000	4.875%, due 5/15/23 (e)		101,875
	Cabot Corp.
400,000	2.55%, due 1/15/18		411,506
	CF Industries Holdings, Inc.
400,000	6.875%, due 5/1/18		488,319
	Dow Chemical Co.
380,000	3.00%, due 11/15/22		372,360
	Eastman Chemical Co.
400,000	3.60%, due 8/15/22		416,778
	Methanex Corp.
125,000	3.25%, due 12/15/19		127,231
	RPM International, Inc.
400,000	6.125%, due 10/15/19		471,107
			2,389,176
	Construction Machinery	1.6%
	Caterpillar Financial Services Corp.
400,000	2.00%, due 4/5/13		400,569
	Terex Corp.
250,000	6.50%, due 4/1/20		265,625
			666,194
	Construction Materials	1.1%
	Vulcan Materials Co.
400,000	7.00%, due 6/15/18		458,000
	Consumer Services	0.6%
	Service Corp. International
250,000	4.50%, due 11/15/20		249,688
	Diversified Financial Services	0.9%
	General Electric Capital Corp.
350,000	5.00%, due 1/8/16		390,031
	Electric Utilities	1.4%
	Duke Energy Carolinas
450,000	6.10%, due 6/1/37		570,929
	Electrical Equipment	0.2%
	General Cable Corp.
100,000	5.75%, due 10/1/22 (e)		103,000
	Energy	0.5%
	Calumet Specialty Products Partners
200,000	9.375%, due 5/1/19		222,000
	Environmental Services	0.3%
	Clean Harbors, Inc.
125,000	5.125%, due 6/1/21 (e)		127,500
	Equipment Rental and Leasing	0.8%
	H & E Equipment Services, Inc.
200,000	7.00%, due 9/1/22 (e)		220,000
	TRAC Intermodal LLC
100,000	11.00%, due 8/15/19 (e)		107,500
			327,500
	Financial Services	0.5%
	Apollo Investment Corp.
200,000	5.75%, due 1/15/16, convertible		209,125
	Food	1.0%
	Tyson Foods, Inc.
380,000	4.50%, due 6/15/22		414,218
	Food and Beverage	0.6%
	Chiquita Brands International, Inc.
250,000	7.875%, due 2/1/21 (e)		255,000
	Hardware	0.6%
	NCR Corp.
250,000	4.625%, due 2/15/21 (e)		248,750
	Healthcare	0.5%
	Davita, Inc.
200,000	5.75%, due 8/15/22		209,500
	Home Building	1.0%
	NVR, Inc.
400,000	3.95%, due 9/15/22		410,555
	Insurance	2.1%
	American International Group, Inc.
500,000	4.25%, due 5/15/13		504,184
	MetLife, Inc.
350,000	5.00%, due 6/15/15		383,336
			887,520
	Machinery	0.9%
	Manitowoc Co., Inc.
350,000	8.50%, due 11/1/20		396,813
	Medical/Drugs	2.8%
	Amgen, Inc.
300,000	6.40%, due 2/1/39		380,540
	GlaxoSmithKline
400,000	5.65%, due 5/15/18		486,061
	Wyeth
275,000	5.45%, due 4/1/17		323,627
			1,190,228
	Metals and Mining	1.4%
	FMG Resources
250,000	6.875%, due 4/1/22 (e)		268,438
	Freeport-McMoRan Copper & Gold, Inc.
300,000	3.10%, due 3/15/20		299,886
			568,324
	Mining	0.9%
	Rio Tinto Finance USA Ltd.
300,000	6.50%, due 7/15/18		372,489
	Paper	0.6%
	Cascades, Inc.
250,000	7.875%, due 1/15/20		268,750
	Renewable Energy Equipment	0.4%
	Exide Technologies
200,000	8.625%, due 2/1/18		168,000
	Retail	1.9%
	Target Corp.
200,000	7.00%, due 1/15/38		286,154
	Walgreen Co.
500,000	3.10%, due 9/15/22		502,751
			788,905
	Software	1.1%
	Equifax, Inc.
470,000	3.30%, due 12/15/22		461,760
	Telecommunications	1.0%
	Sprint Nextel Corp.
250,000	6.00%, due 12/1/16		271,250
	Verizon Communications, Inc.
100,000	7.75%, due 12/1/30		141,985
			413,235
	Tools	1.1%
	Stanley Black & Decker, Inc.
400,000	5.20%, due 9/1/40		451,917
	Total Corporate Bonds (cost $16,303,520)		17,586,591

	SOVEREIGN BONDS	2.3%
	Federal Republic of Brazil
353,643	12.50%, due 1/5/16 (d)		419,066
	Republic of Chile
496,829	5.50%, due 8/5/20 (d)		551,033
			970,099
	Total Sovereign Bonds (cost $959,997)		970,099

	MORTGAGE-BACKED SECURITIES	33.4%
	U.S. Government Agencies	33.4%
	FHLMC Pool
26,406	4.50%, due 12/1/14, #B17362		26,936
15,911	4.50%, due 6/1/24, #G13584		16,958
338,447	4.50%, due 10/1/24, #J10934		360,605
22,370	4.50%, due 6/1/25, #G14013		23,842
437,824	5.50%, due 5/1/26, #D96978		478,039
82,454	5.00%, due 7/1/37, #A62994		88,713
582,155	5.00%, due 4/1/38, #A75230		626,349
138,509	5.50%, due 11/1/38, #G08300		150,344
376,441	5.50%, due 1/1/39, #G05072		408,606
72,652	5.00%, due 2/1/39, #G05518		78,168
149,653	4.50%, due 7/1/39, #A87307		160,050
86,781	4.00%, due 8/1/39, #A87714		92,203
25,403	4.50%, due 11/1/39, #A89870		27,168
700,621	5.00%, due 2/1/40, #A91627		753,809
53,605	4.50%, due 5/1/40, #G06047		57,329
66,508	5.50%, due 5/1/40, #G06091		72,232
577,070	4.50%, due 6/1/40, #A92533		619,323
21,256	4.50%, due 8/1/40, #G06024		23,165
252,573	4.50%, due 10/1/40, #G06062		271,066
	FHLMC GOLD TBA
1,600,000	3.00%, due 3/15/43 (f)		1,648,501
	FNMA Pool
242,715	5.50%, due 1/1/38, #952038		264,554
156,402	5.00%, due 4/1/38, #929301		169,375
594,847	5.50%, due 8/1/38, #889988		669,097
157,376	5.00%, due 3/1/39, #995906		170,429
1,531,866	4.00%, due 12/1/39, #AE0215		1,633,403
876,120	5.00%, due 5/1/40, #AD6374		948,794
85,949	4.00%, due 10/1/40, #AE6083		91,732
589,309	4.00%, due 11/1/41, #AB3946		629,140
	FNMA TBA
600,000	3.50%, due 3/15/41 (f)		634,594
	GNMA Pool
18,523	5.00%, due 1/15/34, #626039		20,374
18,440	5.00%, due 6/15/37, #565183		20,133
85,603	4.50%, due 10/15/38, #782441		93,566
252,909	5.00%, due 1/15/39, #708121		277,068
523,541	5.00%, due 6/15/39, #713464		573,552
119,867	4.50%, due 9/15/40, #733483		131,842
282,610	5.00%, due 9/15/40, #731669		311,107
730,034	4.50%, due 6/15/41, #724138		797,945
486,905	4.50%, due 6/15/41, #749259		537,069
			13,957,180
	Total Mortgage-Backed Securities (cost $13,421,152)		13,957,180

	U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES	19.9%
	U.S. Government Agencies	4.6%
	FNMA
1,900,000	0.50%, due 9/28/15		1,905,772
	U.S. Treasury Bonds	2.3%
	U.S. Treasury Bond
835,000	3.75%, due 8/15/41		949,160
	U.S. Treasury Notes	13.0%
	U.S. Treasury Note
4,250,000	0.75%, due 3/31/13		4,252,822
500,000	2.50%, due 6/30/17		540,235
650,000	2.00%, due 2/15/22		666,199
			5,459,256
	Total U.S. Government Agencies and Instrumentalities (cost $8,391,407)		8,314,188

	OPEN-END FUNDS	4.7%
195,126	PIA BBB Bond Fund (g)		1,947,354
	Total Open-End Funds (cost $1,946,825)		1,947,354

	RIGHTS	0.0%
1	Global Crossing North America, Inc.
	Liquidating Trust (a) (b) (cost $0)		-

Shares
	SHORT-TERM INVESTMENTS	3.3%
1,397,409	Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (c)		1,397,409
6	Invesco STIT - Treasury Portfolio - Institutional Class, 0.02% (c)		6
	Total Short-Term Investments (cost $1,397,415)		1,397,415

	Total Investments (cost $42,420,316)	105.6%	44,172,827
	Liabilities less Other Assets	(5.6)%	(2,337,537)
	TOTAL NET ASSETS	100.0%	$41,835,290

(a)
Restricted security.  The interest in the liquidating trust was acquired through a distribution on December 9, 2003.  As of February 28, 2013, the security had a cost and value of $0 (0.0% of total net assets).

(b)	Valued at a fair value in accordance with procedures established by the Fund's Board of Trustees.
(c)	Rate shown is the 7-day annualized yield as of February 28, 2013.
(d)	Par and market value for foreign securities are shown in U.S. dollars.
(e)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers."  The Fund's adviser has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of February 28, 2013, the value of these investments was $1,745,563 or 4.2% of total net assets.

(f)	Security purchased on a when-issued basis. As of February 28, 2013, the total cost of investments purchased on a when-issued basis was $2,277,594 or 5.4% of total net assets.
(g)	Investment in affiliated security. This Fund is advised by Pacific Income Advisers, Inc., which also serves as adviser to the Moderate Duration Bond Fund.
FHLMC -	Federal Home Loan Mortgage Corporation
FNMA -	Federal National Mortgage Association
GNMA -	Government National Mortgage Association
TBA -	To Be Announced

PIA SHORT-TERM SECURITIES FUND
Schedule of Investments - February 28, 2013 (Unaudited)

Principal
Amount			Value
	CORPORATE BONDS	16.2%
	Banks	3.6%
	Bank of New York Mellon
$1,300,000	2.95%, due 6/18/15		$1,369,771
	JPMorgan Chase & Co.
1,500,000	1.875%, due 3/20/15		1,531,574
	State Street Corp.
1,550,000	4.30%, due 5/30/14		1,624,396
	Wells Fargo & Co.
1,500,000	3.75%, due 10/1/14		1,576,173
			6,101,914
	Brokers	1.3%
	Goldman Sachs Group, Inc.
1,300,000	3.30%, due 5/3/15		1,359,960
	Morgan Stanley
750,000	5.30%, due 3/1/13		750,000
			2,109,960
	Capital Goods	0.8%
	Caterpillar Financial Services Corp.
1,300,000	2.00%, due 4/5/13		1,301,850
	Computer Equipment	0.8%
	Cisco Systems, Inc.
1,300,000	1.625%, due 3/14/14		1,317,441
	Computers	0.1%
	Hewlett Packard Co.
150,000	4.50%, due 3/1/13		150,000
	Consumer Finance	0.8%
	American Express Credit
1,300,000	1.75%, due 6/12/15		1,328,809
	Diversified Financial Services	1.0%
	General Electric Capital Corp.
1,550,000	3.75%, due 11/14/14		1,631,694
	Diversified Minerals	0.5%
	BHP Billiton Finance USA, Ltd.
800,000	1.00%, due 2/24/15		808,412
	Electric Utilities	0.2%
	Southern California Edison Co.
255,000	5.75%, due 3/15/14		268,535
	Financial Services	0.7%
	CME Group, Inc.
1,200,000	5.75%, due 2/15/14		1,258,252
	Food and Beverage	0.8%
	Pepsico, Inc.
1,300,000	0.70%, due 8/13/15		1,303,047
	Insurance	0.5%
	Metlife, Inc.
850,000	2.375%, due 2/6/14		865,036
	Life Sciences Equipment	0.1%
	Thermo Fisher Scientific, Inc.
100,000	3.20%, due 5/1/15		104,738
	Medical/Drugs	0.8%
	Eli Lilly & Co.
500,000	4.20%, due 3/6/14		518,704
	Wyeth
800,000	5.50%, due 2/1/14		836,518
			1,355,222
	Retail	1.4%
	Target Corp.
1,300,000	1.125%, due 7/18/14		1,314,950
	Wal-Mart Stores, Inc.
1,000,000	1.625%, due 4/15/14		1,014,540
			2,329,490
	Semiconductor	0.8%
	Texas Instruments, Inc.
1,300,000	1.375%, due 5/15/14		1,316,445
	Software	0.4%
	Oracle Corp.
700,000	4.95%, due 4/15/13		703,601
	Telecommunications	1.6%
	AT&T, Inc.
1,500,000	0.875%, due 2/13/15		1,505,247
	Verizon Communications, Inc.
1,250,000	5.25%, due 4/15/13		1,256,824
			2,762,071
	Total Corporate Bonds (cost $26,831,258)		27,016,517

	MORTGAGE-BACKED SECURITIES	11.1%
	Commercial Mortgage-Backed Securities	1.7%
	Credit Suisse Mortgage Capital
1,500,000	5.404%, due 2/15/39, Series 2006-C1,Class A4 (a)		1,675,486
	LB-UBS Commercial Mortgage Trust
1,000,000	5.661%, due 3/15/39, Series 2006-C3, Class A4		1,125,588
			2,801,074
	U.S. Government Agencies	9.4%
	FHLMC ARM Pool (a)
8,964	2.202%, due 8/1/15, #755204		9,032
11,615	2.411%, due 2/1/22, #845113		12,442
33,691	1.999%, due 10/1/22, #635206		34,160
10,454	2.363%, due 6/1/23, #845755		10,701
8,530	2.33%, due 2/1/24, #609231		8,591
449,303	2.442%, due 1/1/25, #785726		475,361
11,120	2.783%, due 1/1/33, #1B0668		11,169
680,739	2.389%, due 10/1/34, #782784		725,740
305,577	2.552%, due 12/1/34, #1G0018		324,380
192,803	2.946%, due 4/1/36, #847671		206,134
	FHLMC Pool
545,906	5.00%, due 10/1/38, #G04832		587,349
	FNMA ARM Pool (a)
37,623	2.784%, due 7/1/25, #555206		37,808
223,798	2.008%, due 7/1/27, #424953		227,926
88,262	2.35%, due 3/1/28, #556438		89,047
126,783	2.288%, due 6/1/29, #508399		135,558
279,614	2.197%, due 4/1/30, #562912		297,163
90,701	2.458%, due 10/1/30, #670317		92,534
46,030	2.74%, due 9/1/31, #597196		48,458
30,555	2.277%, due 11/1/31, #610547		30,847
3,911	2.25%, due 4/1/32, #629098		3,930
472,794	2.665%, due 10/1/33, #743454		501,864
1,347,507	2.75%, due 11/1/33, #755253		1,418,559
2,398,332	2.444%, due 5/1/34, #AC5719		2,548,190
599,152	2.632%, due 7/1/34, #779693		638,325
537,175	2.481%, due 10/1/34, #795136		566,127
325,466	2.422%, due 1/1/35, #805391		346,596
151,001	2.727%, due 10/1/35, #845041		160,893
267,512	2.249%, due 10/1/35, #846171		282,431
467,722	2.47%, due 1/1/36, #849264		497,707
160,363	2.779%, due 6/1/36, #872502		170,729
793,864	2.689%, due 1/1/37, #906389		850,595
1,089,408	2.907%, due 3/1/37, #907868		1,171,878
543,900	2.28%, due 8/1/37, #949772		556,876
90,068	2.75%, due 10/1/37, #955963		91,320
116,901	1.827%, due 11/1/37, #948183		122,112
291,087	3.015%, due 11/1/37, #953653		292,451
	FNMA Pool
915,355	5.00%, due 6/1/40, #AD5479		993,187
95,509	4.00%, due 11/1/41, #AJ3797		101,964
	GNMA II ARM Pool (a)
11,224	2.00%, due 11/20/21, #8871		11,688
67,015	1.625%, due 10/20/22, #8062		69,959
158,685	1.625%, due 11/20/26, #80011		165,656
40,221	2.00%, due 11/20/26, #80013		41,882
20,636	1.625%, due 12/20/26, #80021		21,542
9,838	1.625%, due 1/20/27, #80029		10,255
172,372	1.75%, due 7/20/27, #80094		180,354
243,386	1.75%, due 8/20/27, #80104		254,657
9,925	1.625%, due 10/20/27, #80122		10,361
87,571	1.625%, due 1/20/28, #80154		91,283
172,373	1.625%, due 10/20/29, #80331		179,945
34,070	1.625%, due 11/20/29, #80344		35,566
			15,753,282
	Total Mortgage-Backed Securities (cost $17,884,689)		18,554,356

	U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES	72.2%
	U.S. Government Agencies	44.5%
	FHLMC
12,000,000	0.375%, due 11/27/13		12,017,711
7,000,000	0.50%, due 4/17/15		7,031,395
	FNMA
8,000,000	1.75%, due 5/7/13		8,023,080
8,500,000	0.75%, due 12/18/13		8,540,953
5,300,000	1.25%, due 2/27/14		5,361,570
7,000,000	0.875%, due 8/28/14		7,066,724
10,000,000	0.75%, due 12/19/14		10,085,850
7,000,000	0.50%, due 7/2/15		7,024,549
9,000,000	0.375%, due 12/21/15		8,993,799
			74,145,631
	U.S. Treasury Notes	27.7%
	U.S. Treasury Note
8,000,000	1.375%, due 3/15/13		8,004,688
10,000,000	1.00%, due 7/15/13		10,033,600
9,950,000	0.75%, due 9/15/13		9,984,208
7,000,000	0.75%, due 12/15/13		7,032,816
8,000,000	1.00%, due 1/15/14		8,059,064
3,000,000	0.25%, due 12/15/14		3,001,641
			46,116,017
	Total U.S. Government Agencies and Instrumentalities (cost $120,113,095)		120,261,648

	SHORT-TERM INVESTMENTS	0.1%
115,067	Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b)		115,067
	Total Short-Term Investments (cost $115,067)		115,067

	Total Investments (cost $164,944,109)	99.6%	165,947,588
	Other Assets less Liabilities	0.4%	618,321
	TOTAL NET ASSETS	100.0%	$166,565,909

(a)	Variable rate security. Rate shown reflects the rate in effect as of February 28, 2013.
(b)	Rate shown is the 7-day annualized yield as of February 28, 2013.
ARM -	Adjustable Rate Mortgage
FHLMC -	Federal Home Loan Mortgage Corporation
FNMA -	Federal National Mortgage Association
GNMA -	Government National Mortgage Association

PIA Funds
Notes to the Schedule of Investments
February 28, 2013 (Unaudited)

Note 1 – Securities Valuation

The PIA BBB Bond Fund, the PIA MBS Bond Fund, the PIA High Yield Fund, the PIA Moderate Duration Bond Fund and the PIA Short-Term Securities Fund’s (each a “Fund” and collectively, the “Funds”) investments in securities are carried at their fair value.

Fixed income securities are valued at market on the basis of valuations furnished by an independent pricing service which utilizes dealer-supplied valuations, reported trades and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most fixed income securities are categorized in level 2 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  Short-term securities which mature after 60 days are valued at market.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Investments in open-end mutual funds are valued at their net asset value per share and are typically categorized in level 1 of the fair value hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.  Credit default swaps are valued daily based upon quotations from market makers and are typically categorized in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of February 28, 2013:

PIA BBB Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$319,939,524	$-	$319,939,524
Sovereign Bonds	-	34,791,413	-	34,791,413
Total Fixed Income	-	354,730,937	-	354,730,937
Short-Term Investments	5,734,084	-	-	5,734,084
Total Investments	$5,734,084	$354,730,937	$-	$360,465,021

PIA MBS Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Mortgage-Backed Securities – U.S. Government Agencies	$-	$160,333,752	$-	$160,333,752
U.S. Government Instrumentalities	-	58,142,522	-	58,142,522
Total Fixed Income	-	218,476,274	-	218,476,274
Short-Term Investments	8,288,175	-	-	8,288,175
Total Investments	$8,288,175	$218,476,274	$-	$226,764,449

PIA High Yield Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$41,467,082	$-	$41,467,082
Total Fixed Income	-	41,467,082	-	41,467,082
Short-Term Investments	520,727	-	-	520,727
Total Investments	$520,727	$41,467,082	$-	$41,987,809

PIA Moderate Duration Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$17,586,591	$-	$17,586,591
Sovereign Bonds	-	970,099	-	970,099
Mortgage-Backed Securities	-	13,957,180	-	13,957,180
U.S. Government Agencies and Instrumentalities	-	8,314,188	-	8,314,188
Open–End Funds	1,947,354	-	-	1,947,354
Total Fixed Income	1,947,354	40,828,058	-	42,775,412
Short-Term Investments	1,397,415	-	-	1,397,415
Total Investments	$3,344,769	$40,828,058	$-	$44,172,827

PIA Short-Term Securities Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$27,016,517	$-	$27,016,517
Mortgage-Backed Securities	-	18,554,356	-	18,554,356
U.S. Government Agencies and Instrumentalities	-	120,261,648	-	120,261,648
Total Fixed Income	-	165,832,521	-	165,832,521
Short-Term Investments	115,067	-	-	115,067
Total Investments	$115,067	$165,832,521	$-	$165,947,588

Refer to the Funds’ Schedule of Investments for additional information. Transfers between levels are recognized at February 28, 2013, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Funds during the period ended February 28, 2013.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at February 28, 2013 was as follows*:

PIA BBB Bond Fund

Cost of investments	$337,475,806

Gross unrealized appreciation	$25,670,259
Gross unrealized depreciation	(2,681,044)
Net unrealized appreciation	$22,989,215

PIA MBS Bond Fund

Cost of investments	$221,782,285

Gross unrealized appreciation	$5,083,665
Gross unrealized depreciation	(101,501)
Net unrealized appreciation	$4,982,164

PIA High Yield Fund

Cost of investments	$40,497,421

Gross unrealized appreciation	$1,771,917
Gross unrealized depreciation	(281,529)
Net unrealized appreciation	$1,490,388

PIA Moderate Duration Bond Fund

Cost of investments	$42,447,284

Gross unrealized appreciation	$1,904,185
Gross unrealized depreciation	(178,642)
Net unrealized appreciation	$1,725,543

PIA Short-Term Securities Fund

Cost of investments	$164,944,109

Gross unrealized appreciation	$1,029,206
Gross unrealized depreciation	(25,727)
Net unrealized appreciation	$1,003,479

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Note 3 – Other Affiliates

The PIA Moderate Duration Fund’s activity for investments in open-end mutual funds of affiliates is as follows:

PIA BBB Bond Fund
Beginning Shares	195,644
Beginning Cost	$1,946,825
Purchase Cost	-
Sales Cost	-
Ending Cost	$1,946,825
Ending Shares	195,644
Dividend Income	$75,867
Net Realized Gain/(Loss)	$-

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/  Douglas G. Hess
               Douglas G. Hess, President

Date 4/12/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/  Douglas G. Hess
               Douglas G. Hess, President

Date 4/12/13

By (Signature and Title)*/s/  Cheryl L. King
   Cheryl L. King, Treasurer

Date 4/12/13

* Print the name and title of each signing officer under his or her signature.